AFBA 5STAR FUND, INC.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund
                           (Collectively, the "Funds")

                                 Advisory Series
                            Class A, B, and C Shares

             Supplement dated June 27, 2007 to the Prospectus and Statement of Additional Information dated July 31, 2006

This Supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information

                              Sub-Advisory Changes
AFBA 5Star Investment Management Company (the "Manager") is responsible for providing or obtaining investment management services for the Funds. The Funds' Board of Directors has approved an approach under which the Manager will use multiple sub-advisers to manage the Funds. Effective July 15, 2007, the Funds' current sole sub-adviser, Kornitzer Capital Management, Inc. ("KCM"), will cease acting as the sub-adviser to the Funds. Consequently, the Manager identified a group of new sub-advisers to replace KCM. At a meeting of the Funds' Board of Directors held on June 27, 2007, the Manager recommended, and the Board approved, the appointment of the following new sub-advisers:

     o For the AFBA 5Star Balanced Fund, The London Company will manage the Fund's equity investments and Financial Counselors, Inc. will manage the Fund's fixed income investments;
     o For the AFBA 5Star High Yield Fund, Financial Counselors, Inc. will manage the entire portfolio;
     o For the AFBA 5Star Large Cap Fund, Marvin & Palmer Associates, Inc.
       will manage the entire portfolio;
     o For the AFBA 5Star Mid Cap Fund, Dreman Value Management, L.L.C. will manage the entire portfolio;
     o For the AFBA 5Star Science & Technology Fund, TrendStar Advisors, LLC will manage the entire portfolio;
     o For the AFBA 5Star Small Cap Fund, Bjurman, Barry & Associates, TrendStar Advisors, LLC and The London Company will each manage a portion of the Fund's assets; and
     o For the AFBA 5Star USA Global Fund, Marvin & Palmer Associates, Inc. will manage the entire portfolio.

The Sub-Advisers will begin to manage the Funds on July 16, 2007 pursuant to interim sub-advisory agreements. The Sub-Advisers continued management of the Funds will be subject to shareholder approval at a meeting to be held on or about September 12, 2007.

           Re-opening of AFBA 5Star Small Cap Fund to New Investments
The Board of Directors had previously approved a limited closing of the Class A, B and C shares of the AFBA 5Star Small Cap Fund to new investors based on the assessment of the Fund's current sub-adviser, KCM. Effective July 16, 2007, Bjurman, Barry & Associates, TrendStar Advisors, LLC and The London Company will replace KCM as sub-advisers to the Fund. In connection with the change in sub-adviser, the Fund will reopen Class A, B and C shares to purchases and exchanges made by investors who do not already own Class A, B and C shares.

                              Redemption Fee Change
Effective June 27, 2007, the second paragraph under the heading "Redemption Fee" in the "How to Redeem Shares" section of the Prospectus on page 45 is replaced with the following:

         The 2% redemption fee will not be charged on the following transactions:
         o Redemptions of shares resulting from the death or disability (as defined in the Internal Revenue Code) of the shareholder including a joint owner.
         o Redemptions of shares on an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Manager.
         o Redemption of shares acquired through dividend reinvestment.
         o Redemption of shares acquired through lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan), as described in the prospectus.
         o Redemption of shares acquired through distributions from an individual retirement account (IRA) or Custodial Account under
           Section 403(b)(7) of the tax code, following attainment of age 59 1/2, as described in this prospectus.
         o Redemption of shares under the Funds' systematic withdrawal plan, as well as shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs.
         o Redemption of shares held through 401(k) or other employer-sponsored retirement plans. However, the redemption fee does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              AFBA 5STAR FUND, INC.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund
                           (Collectively, the "Funds")

                              Institutional Series
                                 Class I Shares


             Supplement dated June 27, 2007 to the Prospectus and Statement of Additional Information dated July 31, 2006

This Supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information

                              Sub-Advisory Changes
AFBA 5Star Investment Management Company (the "Manager") is responsible for providing or obtaining investment management services for the Funds. The Funds' Board of Directors has approved an approach under which the Manager will use multiple sub-advisers to manage the Funds. Effective July 15, 2007, the Funds' current sole sub-adviser, Kornitzer Capital Management, Inc. ("KCM"), will cease acting as the sub-adviser to the Funds. Consequently, the Manager identified a group of new sub-advisers to replace KCM. At a meeting of the Funds' Board of Directors held on June 27, 2007, the Manager recommended, and the Board approved, the appointment of the following new sub-advisers:

     o For the AFBA 5Star Balanced Fund, The London Company will manage the Fund's equity investments and Financial Counselors, Inc. will manage the Fund's fixed income investments;
     o For the AFBA 5Star High Yield Fund, Financial Counselors, Inc. will manage the entire portfolio;
     o For the AFBA 5Star Large Cap Fund, Marvin & Palmer Associates, Inc.
       will manage the entire portfolio;
     o For the AFBA 5Star Mid Cap Fund, Dreman Value Management, L.L.C. will manage the entire portfolio;
     o For the AFBA 5Star Science & Technology Fund, TrendStar Advisors, LLC will manage the entire portfolio;
     o For the AFBA 5Star Small Cap Fund, Bjurman, Barry & Associates, TrendStar Advisors, LLC and The London Company will each manage a portion of the Fund's assets; and
     o For the AFBA 5Star USA Global Fund, Marvin & Palmer Associates, Inc. will manage the entire portfolio.

The Sub-Advisers will begin to manage the Funds on July 16, 2007 pursuant to interim sub-advisory agreements. The Sub-Advisers continued management of the Funds will be subject to shareholder approval at a meeting to be held on or about September 12, 2007.

           Re-opening of AFBA 5Star Small Cap Fund to New Investments
The Board of Directors had previously approved a limited closing of the Class A, B and C shares of the AFBA 5Star Small Cap Fund to new investors based on the assessment of the Fund's current sub-adviser, KCM. Effective July 16, 2007, Bjurman, Barry & Associates, TrendStar Advisors, LLC and The London Company will replace KCM as sub-advisers to the Fund. In connection with the change in sub-adviser, the Fund will reopen Class A, B and C shares to purchases and exchanges made by investors who do not already own Class A, B and C shares.

                           Minimum Investment Changes
Effective June 27, 2007, the following Prospectus sections will be replaced.

The first paragraph under the heading "How to Purchase Shares" of the Prospectus on page 25 is replaced with the following:

    Class I Shares of each Fund are offered primarily for investors in defined benefit plans, employee benefit trusts, endowments, foundations, corporations and institutions as well as fee based wrap accounts and to members, eligible members, and employees of AFBA, the 5Star Association and its affiliated companies. All shareholders holding Class I Shares of a Fund in an existing account may continue to purchase additional Class I Shares of the Fund in either an existing account or through the direct establishment of a new account.

The fourth paragraph under the heading "How to Purchase Shares" in the "Minimum Initial Investment" section of the Prospectus on page 25 is replaced with the following:

    Minimum Initial Investment
    $250,000. The minimum initial investment is reduced to $500 ($250 for IRAs and Uniform Transfers (Gifts) to Minors accounts) for fee based wrap accounts and members, eligible members and employees of AFBA, the 5Star Association and its affiliated companies.

                              Redemption Fee Change
Effective June 27, 2007, the second paragraph under the heading "Redemption Fee" in the "How to Redeem Shares" section of the Prospectus on page 26 is replaced with the following:

         The 2% redemption fee will not be charged on the following transactions:
         o Redemptions of shares resulting from the death or disability (as defined in the Internal Revenue Code) of the shareholder including a joint owner.
         o Redemptions of shares on an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Manager.
         o Redemption of shares acquired through dividend reinvestment.
         o Redemption of shares acquired through lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan), as described in the prospectus.
         o Redemption of shares acquired through distributions from an individual retirement account (IRA) or Custodial Account under
           Section 403(b)(7) of the tax code, following attainment of age 59 1/2, as described in this prospectus.
         o Redemption of shares under the Funds' systematic withdrawal plan, as well as shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs.
         o Redemption of shares held through 401(k) or other employer-sponsored retirement plans. However, the redemption fee does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              AFBA 5STAR FUND, INC.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund
                           (Collectively, the "Funds")

                                Retirement Series
                                 Class R Shares

             Supplement dated June 27, 2007 to the Prospectus and Statement of Additional Information dated July 31, 2006

This Supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information

                              Sub-Advisory Changes
AFBA 5Star Investment Management Company (the "Manager") is responsible for providing or obtaining investment management services for the Funds. The Funds' Board of Directors has approved an approach under which the Manager will use multiple sub-advisers to manage the Funds. Effective July 15, 2007, the Funds' current sole sub-adviser, Kornitzer Capital Management, Inc. ("KCM"), will cease acting as the sub-adviser to the Funds. Consequently, the Manager identified a group of new sub-advisers to replace KCM. At a meeting of the Funds' Board of Directors held on June 27, 2007, the Manager recommended, and the Board approved, the appointment of the following new sub-advisers:

     o For the AFBA 5Star Balanced Fund, The London Company will manage the Fund's equity investments and Financial Counselors, Inc. will manage the Fund's fixed income investments;
     o For the AFBA 5Star High Yield Fund, Financial Counselors, Inc. will manage the entire portfolio;
     o For the AFBA 5Star Large Cap Fund, Marvin & Palmer Associates, Inc.
       will manage the entire portfolio;
     o For the AFBA 5Star Mid Cap Fund, Dreman Value Management, L.L.C. will manage the entire portfolio;
     o For the AFBA 5Star Science & Technology Fund, TrendStar Advisors, LLC will manage the entire portfolio;
     o For the AFBA 5Star Small Cap Fund, Bjurman, Barry & Associates, TrendStar Advisors, LLC and The London Company will each manage a portion of the Fund's assets; and
     o For the AFBA 5Star USA Global Fund, Marvin & Palmer Associates, Inc. will manage the entire portfolio.

The Sub-Advisers will begin to manage the Funds on July 16, 2007 pursuant to interim sub-advisory agreements. The Sub-Advisers continued management of the Funds will be subject to shareholder approval at a meeting to be held on or about September 12, 2007.

           Re-opening of AFBA 5Star Small Cap Fund to New Investments
The Board of Directors had previously approved a limited closing of the Class A, B and C shares of the AFBA 5Star Small Cap Fund to new investors based on the assessment of the Fund's current sub-adviser, KCM. Effective July 16, 2007, Bjurman, Barry & Associates, TrendStar Advisors, LLC and The London Company will replace KCM as sub-advisers to the Fund. In connection with the change in sub-adviser, the Fund will reopen Class A, B and C shares to purchases and exchanges made by investors who do not already own Class A, B and C shares.

                              Redemption Fee Change
Effective June 27, 2007, the second paragraph under the heading "Redemption Fee" in the "How to Redeem Shares" section of the Prospectus on page 28 is replaced with the following:

         The 2% redemption fee will not be charged on the following transactions:
         o Redemptions of shares resulting from the death or disability (as defined in the Internal Revenue Code) of the shareholder including a joint owner.
         o Redemptions of shares on an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Manager.
         o Redemption of shares acquired through dividend reinvestment.
         o Redemption of shares acquired through lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan), as described in the prospectus.
         o Redemption of shares acquired through distributions from an individual retirement account (IRA) or Custodial Account under
           Section 403(b)(7) of the tax code, following attainment of age 59 1/2, as described in this prospectus.
         o Redemption of shares under the Funds' systematic withdrawal plan, as well as shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs.
         o Redemption of shares held through 401(k) or other employer-sponsored retirement plans. However, the redemption fee does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              AFBA 5STAR FUND, INC.

                            AFBA 5Star Balanced Fund
                           AFBA 5Star High Yield Fund
                            AFBA 5Star Large Cap Fund
                             AFBA 5Star Mid Cap Fund
                      AFBA 5Star Science & Technology Fund
                            AFBA 5Star Small Cap Fund
                           AFBA 5Star USA Global Fund


Supplement dated June 27, 2007 to the Statement of Additional Information dated July 31, 2006

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective June 27, 2007, the second paragraph under the heading "Redemption Fee" in the "Purchasing and Selling Shares" section of the Statement of Additional Information on pages 42 and 43 is replaced with the following:


         The 2% redemption fee will not be charged on the following transactions:
         o Redemptions of shares resulting from the death or disability (as defined in the Internal Revenue Code) of the shareholder including a joint owner.
         o Redemptions of shares on an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Manager.
         o Redemption of shares acquired through dividend reinvestment.
         o Redemption of shares acquired through lump sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan), as described in the prospectus.
         o Redemption of shares acquired through distributions from an individual retirement account (IRA) or Custodial Account under
           Section 403(b)(7) of the tax code, following attainment of age 59 1/2, as described in this prospectus.
         o Redemption of shares under the Funds' systematic withdrawal plan, as well as shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs.
         o Redemption of shares held through 401(k) or other employer-sponsored retirement plans. However, the redemption fee does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE